Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 5,054,928	[1]	$ 4,770,362	[1]	$ 4,546,653
Cost of sales	3,832,107		3,613,406		3,426,401
Gross profit	1,222,821		1,156,956		1,120,252
Selling, general and administrative expenses	833,051		800,328		757,452
Other income	11,264		10,256		9,282
Operating income	401,034		366,884		372,082
Interest expense, net	1,239		4,032		2,740
Income before income taxes	399,795		362,852		369,342
Income taxes	76,623		67,077		72,813
Net income	323,172		295,775		296,529
Less: net income attributable to non-controlling interest	53,593		49,825		53,597
Net income attributable to Watsco, Inc.	$ 269,579		$ 245,950		$ 242,932
Earnings per share for Common and Class B common stock:
Basic	$ 7.03	[2]	$ 6.51	[2]	$ 6.50
Diluted	$ 7.01	[2]	$ 6.50	[2]	$ 6.49

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the first and fourth quarters. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.